CIRR-system	3 Months Ended
Mar. 31, 2018
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the consolidated statement of financial position and in the Parent Company’s balance sheet since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Other assets.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s statement of comprehensive income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s statement of comprehensive income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s statement of comprehensive income under net interest revenues. Net credit losses are shown in the statement of comprehensive income for SEK as SEK bears the credit risk for the lending. Refer also to Note 1a (f) in the 2017 Annual Report.

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of March 31, 2018, concessionary loans outstanding amounted to Skr 762 million (year-end 2017: Skr 754 million ) and operating profit amounted to Skr -13 million). The administrative compensation to SEK amounted to Skr 0 million (3M17: Skr 1 million).

Statement of Comprehensive Income for the CIRR-system

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Interest revenues	338	353	332	1,343
Interest expenses	-316	-309	-264	-1,115

Net interest revenues	22	44	68	228

Interest compensation	0	0	2	26
Exchange-rate differences	2	0	-1	-6

Profit before compensation to SEK	24	44	69	248
Administrative remuneration to SEK	-32	-30	-32	-123

Operating profit CIRR-system	-8	14	37	125
Reimbursement to (–) / from (+) the State	8	-14	-37	-125

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	March 31, 2018	December 31, 2017
Cash and cash equivalents	-57	10
Loans	54,725	49,124
Derivatives	1,317	522
Other assets	2,950	3,472
Prepaid expenses and accrued revenues	370	364

Total assets	59,305	53,492

Liabilities	54,839	49,252
Derivatives	4,069	3,789
Accrued expenses and prepaid revenues	397	451

Total liabilities	59,305	53,492

Commitments
Committed undisbursed loans	64,295	69,166
Binding offers	642	628